Receivables, net (Tables)	12 Months Ended
Dec. 31, 2016
Receivables, net
Receivables, net

	December 31,
($ in millions)	2016	2015
Trade receivables	7,293	7,197

Other receivables	587	665
Allowance	(314)	(258)

	7,566	7,604
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,058	3,385
Advance payments consumed	(928)	(928)

	2,130	2,457

Total	9,696	10,061

Reconciliation of changes in allowance for doubtful accounts
($ in millions)	2016	2015	2014
Balance at January 1,	258	279	317

Additions	163	118	103
Deductions	(96)	(113)	(118)
Exchange rate differences	(11)	(26)	(23)

Balance at December 31,	314	258	279